Employee Benefits - Summary of Fair Value of Plan Assets (Detail) - CAD ($) $ in Millions	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Disclosure of fair value of plan assets [line items]
Publicly-traded fixed income securities	$ 10.9	$ 10.4	$ 10.4
Insurance contracts	136.0	147.8	147.8
Other	20.9	37.3	$ 37.3
Total	231.8	258.0
Asset ceiling	(3.5)	0.0
Net assets fair value at end of year	228.3	258.0
Canadian equity securities [member]
Disclosure of fair value of plan assets [line items]
Publicly-traded equity securities	23.3	22.9
Foreign equity securities [member]
Disclosure of fair value of plan assets [line items]
Publicly-traded equity securities	$ 40.7	$ 39.6